Debt - Cash Pooling (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) cash_pool	Mar. 31, 2022 USD ($) cash_pool	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Number of cash pools | cash_pool	2
Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool		2
JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	2	2
Credit Agreement
Debt Instrument [Line Items]
Letters of credit outstanding	$ 36,480,000	$ 36,498,000
Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Letters of credit outstanding	$ 3,039,000	$ 3,056,000
BMG QRS Cash Pool
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1
Cash Pool Agreement, Borrowings, Maximum	$ 10,000,000
BMG QRS Cash Pool | Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool		1
GROSS CASH POSITION	552,900,000		$ 448,700,000
OUTSTANDING DEBIT BALANCES	(552,100,000)	$ (553,100,000)	(447,400,000)
NET CASH POSITION	$ 800,000	$ 1,500,000	1,300,000
BMG QRS Cash Pool | JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1	1
Cash Pool Agreement, Borrowings, Maximum	$ 12,000,000
GROSS CASH POSITION	9,400,000		0
OUTSTANDING DEBIT BALANCES	(9,200,000)	$ (13,500,000)	0
NET CASH POSITION	$ 200,000	$ 100,000	0
BMG TRS Cash Pool
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1
BMG TRS Cash Pool | Bank Mendes Gans
Debt Instrument [Line Items]
Number of cash pools | cash_pool		1
GROSS CASH POSITION	$ 606,000,000		555,500,000
OUTSTANDING DEBIT BALANCES	(603,900,000)	$ (551,700,000)	(553,500,000)
NET CASH POSITION	$ 2,100,000	$ 1,200,000	2,000,000
BMG TRS Cash Pool | JP Morgan Chase Bank
Debt Instrument [Line Items]
Number of cash pools | cash_pool	1	1
Cash Pool Agreement, Borrowings, Maximum	$ 10,000,000
GROSS CASH POSITION	12,000,000		0
OUTSTANDING DEBIT BALANCES	(9,900,000)	$ (16,600,000)	0
NET CASH POSITION	$ 2,100,000	$ 400,000	$ 0